Property and Equipment, Net (Details) - Schedule of property, plant and equipment, net - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of property, plant and equipment, net [Abstract]
Subtotal	$ 770,219	$ 594,872
Construction in progress	495,551	80,330
Less: accumulated depreciation	(246,050)	(150,774)
Property and equipment, net	1,019,720	524,428
Electronic equipment [Member]
Schedule of property, plant and equipment, net [Abstract]
Property, plant and equipment, gross	337,879	335,788
Office furniture [Member]
Schedule of property, plant and equipment, net [Abstract]
Property, plant and equipment, gross	22,043	26,563
Vehicles [Member]
Schedule of property, plant and equipment, net [Abstract]
Property, plant and equipment, gross	149,346	149,442
Leasehold Improvements [Member]
Schedule of property, plant and equipment, net [Abstract]
Property, plant and equipment, gross	$ 260,951	$ 83,079